Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Trade and Other Receivables

	December 31	December 31
	2017 $	2016 $

Trade receivables, net of allowance	746.6	740.7
Holdbacks, current	43.8	45.0
Other	25.7	20.7

Trade and other receivables	816.1	806.4

Schedule of Reconciliation of Changes to Allowance for Doubtful Account

The following table provides a reconciliation of changes to the Company’s allowance for doubtful accounts.

	December 31 2017 $	December 31 2016 $

Balance, beginning of the year	28.2	20.9
Provision for doubtful accounts	11.6	17.0
Deductions	(8.7)	(8.0)
Impact of foreign exchange	(2.0)	(1.7)

Balance, end of the year	29.1	28.2

Schedule of Gross Trade Receivables Aging Analysis	The aging analysis of gross trade receivables is as follows:

	Total	1–30	31–60	61–90	91–120	121+
	$	$	$	$	$	$

December 31, 2017	775.7	406.5	183.6	60.0	39.4	86.2